Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Basis of preparation

Basis of preparation

The consolidated financial statements of the Group have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB), and International Financial Reporting Interpretations Committee IFRIC interpretations as applicable to companies reporting under IFRS. These accounts have been prepared under the historical cost convention except for the following items:

-	Financial instruments – fair value through profit or loss

-	Financial instruments – fair value through other comprehensive income

Going Concern

Going Concern

The Group incurred losses during the year and has net assets at the year end.

The Group is in the early stages of developing its business focusing on the discovery and development of novel molecules that treat human disease in oncology and immunology. As the Group is pre-revenue, the Directors expect the Group to incur further losses and to require significant capital expenditure in continuing to develop clinical stage development therapeutic candidates in both oncology and immunology. The Group has successfully funded clinical trials to date and going forward will need to continue to secure additional investment to fund the clinical trials.

The Directors have prepared cash flow projections that include the costs associated with the continued clinical trials and additional investment to fund that operation.  Based on those projections, the directors conclude that the company will be able to meet its liabilities as they fall due until at least April 2024, with a cash surplus of approximately $1m projected at this date. Accordingly, the Directors believe it appropriate that the consolidated financial statements have been prepared on a going concern basis.

New and Revised Standards

New and Revised Standards

Standards in effect in 2022

There are no new IFRS standards, amendments to standards or interpretations that are mandatory for the financial year beginning on January 1, 2022, that are relevant to the Group and that have had any impact in the year to December 31, 2022. New standards, amendments to standards and interpretations that are not yet effective, which have been deemed by the Group as currently not relevant and are not listed here.

Basis of consolidation

Basis of consolidation

Subsidiary undertakings are all entities over which the Group exercises control. The Group has control when it can demonstrate all of the following: (a) power over the investee; (b) exposure, or rights, to variable returns from its involvement with the investee; and (c) the ability to use its power over the investee to affect the amount of the investor’s return.

The existence and effect of both current voting rights and potential voting rights that are currently exercisable or convertible are considered when assessing whether control of an entity is exercised. Subsidiaries are consolidated from the date at which the Group obtains control and are de-consolidated from the date at which control ceases.

Business combination

Business combination

The Group undertook a group reorganisation exercise during the year to December 31, 2021. As part of this process, Tiziana Life Sciences Ltd (a Bermudan entity) was inserted above Tiziana Life Sciences Limited (formerly Tiziana Life Sciences Plc) in the Group’s structure. As both entities were under common control of Planwise Ltd, the transaction does not constitute a business combination under IFRS 3 ‘Business combinations’ and instead has been accounted for as a group reorganization, using the pooling of interest method. This results in assets and liabilities being measured at their carrying amount in Tiziana Life Sciences Limited (formerly Tiziana Life Sciences Plc) but share capital being that of Tiziana Life Sciences Ltd (a Bermudan entity). Merger accounting has been used to account for this transaction (See note 15 for details).

On 21 October 2021, Tiziana Life Sciences Ltd. (the ‘Company’) acquired the entire shareholding of the former Tiziana Life Sciences Plc and its related subsidiaries, by a way of a share for share exchange with Tiziana Life Sciences Ltd becoming the Group’s immediate parent company.

On 21 October 2021, the Company was admitted for listing on the NASDAQ Capital Market Exchange and the former Tiziana Life Sciences Plc was delisted from the London Stock Exchange.

Segment reporting

Segment reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the Board. The Board considers there to be only one operating segment being the research and development of biotechnological and pharmaceutical products.

Taxation

Taxation

The tax expense for the year represents the total of current taxation and deferred taxation. The charge in respect of current taxation is based on the estimated taxable profit for the year. Current tax is provided at amounts expected to be paid (or recovered) using the tax rates and laws that have been enacted or substantively enacted by the balance sheet date.

Deferred tax is provided in full, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. Deferred tax is determined using tax rates (and laws) that have been enacted or substantially enacted by the balance sheet date and expected to apply when the related deferred tax is realized, or the deferred liability is settled. Deferred tax assets are recognized to the extent that it is probable that the future taxable profit will be available against which the temporary differences can be utilized.

Research and Development tax credits are provided for in the year that the costs are incurred. These are estimated based on eligible research and development expenditure. Any differences that are rebated are recognized in the following year, when the cash is received from the UK tax authorities.

Foreign currency translation

Foreign currency translation

Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (the functional currency). The consolidated financial statements are presented in US dollars, which is the Group’s presentational currency.

Foreign currency transactions are translated into the functional currency using exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of foreign currency transactions and from the translation at year-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the Consolidated statements of operations and comprehensive loss.

The financial statements of overseas subsidiary undertakings are translated into US dollars on the following basis:

●	Assets and liabilities at the rate of exchange ruling at the year-end date.

●	Profit and loss account items at the average rate of exchange for the year.

Exchange differences arising from the translation of the net investment in foreign entities, borrowings and other currency instruments designated as hedges of such investments, are taken to equity (and recognized in the Consolidated statements of operations and comprehensive loss) on consolidation.

License fees

License fees

Payments made which provide the right to perform research are carefully evaluated to determine whether such payments are to fund research or acquire an asset. “License fees expenses” are recognized as incurred.

Research and development

Research and development

All on-going research and development expenditure is currently expensed in the period in which it is incurred. Due to the regulatory environment inherent in the development of the Group’s products, the criteria for development costs to be recognized as an asset, as set out in IAS 38 ‘Intangible Assets’, are not met until a product has been granted regulatory approval and it is probable that future economic benefit will flow to the Group. The Group currently has no qualifying expenditure.

Financial instruments

Financial instruments

The Group classifies a financial instrument, or its component parts, as a financial liability, a financial asset or an equity instrument in accordance with the substance of the contractual arrangement and the definitions of a financial liability, a financial asset and an equity instrument.

The Group evaluates the terms of the financial instrument to determine whether it contains an asset, a liability or an equity component. Such components shall be classified separately as financial assets, financial liabilities or equity instruments.

A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity.

(a) Financial assets, initial recognition and measurement and subsequent measurement

All financial assets not recorded at fair value through profit or loss, such as receivables and deposits, are recognized initially at fair value plus transaction costs. Financial assets carried at fair value through profit or loss (FVTPL) are initially recognized at fair value, and transaction costs are expensed in the consolidated statements of operations and comprehensive loss. The measurement of financial assets depends on their classification. Financial assets such as receivables and deposits are subsequently measured at amortized cost using the effective interest method, less loss allowance. The Group holds an investment in Accustem Inc.as a financial assets at fair value through profit or loss or fair value through other comprehensive income.

(b) Financial liabilities, initial recognition and measurement and subsequent measurement

Financial liabilities are classified as measured at amortized cost or FVTPL.

A financial liability is classified as at FVTPL if it is a derivative. Financial liabilities at FVTPL are measured at fair value and net gains and losses, including any interest expense, are recognized in profit or loss. Other financial liabilities are subsequently measured at amortized cost using the effective interest method. Interest expense and foreign exchange gains and losses are recognized in profit or loss. Any gain or loss on derecognition is also recognized in profit or loss.

The Group’s financial liabilities include trade and other payables.

Warrants

Warrants

Warrants are issued by the Group in return for services and as part of a financing transaction.

Warrants issued in return for services.

These warrants fall within the scope of IFRS 2. The Company recognises that the fair value at the date of grant of these warrants should be expensed to the Statement of Income and recognised over the life of the service for which the warrant was provided. These warrants have been valued by reference to the equity instruments granted as they are all tied to Convertible loan notes. The measurement date is therefore the date that the Convertible loan note was entered into.

Warrants issued as part of a financing transaction.

Warrants issued as part of a financing transaction fall outside the scope of IFRS 2. These are classified as equity instruments because a fixed amount of cash is exchanged for a fixed amount of equity. The fair value is recognised within equity and is not remeasured.

Share capital	Share capital Ordinary shares of the Company are classified as equity.
Property, plant and equipment

Property, plant and equipment

(i) Recognition and measurement

Items of property, plant and equipment are measured at cost less accumulated depreciation and accumulated impairment losses. Costs include expenditures that are directly attributable to the acquisition of the asset. Purchased software that is integral to the functionality of the related equipment is capitalised as part of that equipment.

When parts of an item of property, plant and equipment have different useful lives, they are accounted for as separate items (major components) of property, plant and equipment.

Gains and losses on disposal of an item of property, plant and equipment are determined by comparing the proceeds from disposal with the carrying amount of property, plant and equipment, and are recognised in profit or loss.

(ii) Depreciation

Depreciation is calculated on the depreciable amount, which is the cost of an asset, or other amount substituted for cost, less its residual value.

Depreciation is recognised in consolidated statements of operations and comprehensive loss on a straight-line basis over the estimated useful life of each part of an item of property, plant and equipment. Leased assets are depreciated over the shorter of the lease term and their useful lives unless it is reasonably certain that the Group will obtain ownership by the end of the lease term in which case they are depreciated over their useful lives.

The estimated useful lives for the current period and the comparative period are as follows.

Fixtures and fittings	5 years
IT and equipment	3 years
Right of use asset	Economic life of contractual relationship

Depreciation methods, useful lives and residual values are reviewed at each reporting date. Depreciation is allocated to the operating expenses line of the Consolidated statements of operations and comprehensive loss.

Impairment

Impairment

Impairment of financial assets measured at amortised cost

At each reporting date the Group recognises a loss allowance for expected credit losses on financial assets measured at amortised cost.

In establishing the appropriate amount of loss allowance to be recognised, the Group applies either the general approach or the simplified approach, depending on the nature of the underlying group of financial assets.

General approach

The general approach is applied to the impairment assessment of refundable lease deposits and other refundable lease contributions, and cash and cash equivalents.

Under the general approach the Group recognises a loss allowance for a financial asset at an amount equal to the 12-month expected credit losses, unless the credit risk on the financial asset has increased significantly since initial recognition, in which case a loss allowance is recognised at an amount equal to the lifetime expected credit losses.

Simplified approach

The simplified approach is applied to the impairment assessment of trade receivables.

Under the simplified approach the Group always recognises a loss allowance for a financial asset at an amount equal to the lifetime expected credit losses.

Impairment of non-financial assets

Non-financial assets are tested for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable.

Non-financial assets are impaired when carrying amounts exceed recoverable amounts. The recoverable amount is measured as the higher of fair value less cost of disposal and value in use. The value in use is calculated as being net projected cash flows based on financial forecasts discounted back to present value at a pre-tax discount rate.

Leases

Leases

All leases are accounted for by recognizing a right-of-use asset and a lease liability except for:

●	Leases of low value assets; and

●	Leases with a duration of 12 months or less.

The Group has leases for its offices. Each lease is reflected on the consolidated balance sheet as a right-of-use asset and a lease liability. The Group does not have any leases of low value assets. Variable lease payments which do not depend on an index or a rate (such as lease payments based on a percentage of Group sales) are excluded from the initial measurement of the lease liability and asset. The Group classifies its right-of-use assets in a consistent manner to its property, plant and equipment (see Note 21).

For leases over office buildings and factory premises the Group must keep those properties in a good state of repair and return the properties in their original condition at the end of the lease. The expected costs of returning to original condition are considered negligible.

At lease commencement date, the Group recognises a right-of-use asset and a lease liability in its consolidated balance sheets. The right-of-use asset is measured at cost, which is made up of the initial measurement of the lease liability, any initial direct costs incurred by the Group, an estimate of any costs to dismantle and remove the asset at the end of the lease, and any lease payments made in advance of the lease commencement date (net of any incentives received).

At the commencement date, the Group measures the lease liability at the present value of the lease payments unpaid at that date, discounted using the Group’s incremental borrowing rate because as the lease contracts are negotiated with third parties it is not possible to determine the interest rate that is implicit in the lease. The incremental borrowing rate is the estimated rate that the Group would have to pay to borrow the same amount over a similar term, and with similar security to obtain an asset of equivalent value. This rate is adjusted should the lessee entity have a different risk profile to that of the Group.

The Group depreciates the right-of-use asset on a straight-line basis from the lease commencement date to the earlier of the end of the useful life of the right-of-use asset or the end of the lease term. The Group also assesses the right-of-use asset for impairment when such indicators exist.

Lease payments included in the measurement of the lease liability are made up of fixed payments (including in substance fixed), variable payments based on an index or rate, amounts expected to be payable under a residual value guarantee and payments arising from options reasonably certain to be exercised.

Subsequent to initial measurement, the liability will be reduced by lease payments that are allocated between repayments of principal and finance costs. The finance cost is the amount that produces a constant periodic rate of interest on the remaining balance of the lease liability.

Short term leases exempt from IFRS 16 are classified as operating leases. Payments made under operating leases are recognised in profit and loss on a straight-line basis over the term of the lease.

Share – based payments

Share – based payments

The calculation of the fair value of equity-settled share-based awards and the resulting charge to the Consolidated statements of operations and comprehensive loss requires assumptions to be made regarding future events and market conditions. These assumptions include the future volatility of the Company’s share price. These assumptions are then applied to a recognised valuation model in order to calculate the fair value of the awards.

Where employees and directors are rewarded using share-based payments, the fair value of the employees’, directors’ and/or advisers’ services are determined by reference to the fair value of the share options/warrants awarded. Their value is appraised at the date of grant and excludes the impact of any nonmarket vesting conditions (for example, profitability and sales growth targets).

In accordance with IFRS 2, a charge is made to the Consolidated statements of operations and comprehensive loss for all share-based payments including share options based upon the fair value of the instrument used. A corresponding credit is made to an equity reserve, in the case of options/warrants awarded to employees, directors, advisers and other consultants.

If vesting periods or other vesting conditions apply, the expense is allocated over the vesting period, based on the best available estimate of the number of share options/warrants expected to vest. Non market vesting conditions are included in assumptions about the number of options/warrants that are expected to become exercisable.

Estimates are subsequently revised, if there is any indication that the number of share options/warrants expected to vest differs from previous estimates. No adjustment is made to the expense or share issue cost recognised in prior periods if fewer share options ultimately are exercised than originally estimated.

Upon exercise of share options/warrants, the proceeds received are allocated to share capital with any excess being recorded as share premium. A corresponding debit is made to the share–based payment reserve.

Where share options are cancelled, this is treated as an acceleration of the vesting period of the options. The amount that otherwise would have been recognised for services received over the remainder of the vesting period is recognised immediately within the Consolidated statements of operations and comprehensive loss.

All goods and services received in exchange for the grant of any share – based payment are measured at their fair value.

Sub License Income

Sub license income

In September 2021 the Company signed a collaboration agreement signed with Precision Biosciences, Inc. under which $750k was recognized as an upfront payment in accordance with the contract for the grant of an exclusive license to use foralumab as a lymphodepletion agent in conjunction with Precision Biosciences, Inc’s allogeneic CAR T therapeutics for the treatment of cancers. Sublicense income is included in other income on the consolidated statements of operations and comprehensive loss.

Other Intangible Assets

Other intangible assets

Other intangible assets that are acquired by the Group are stated at cost less accumulated impairment losses.

At each balance sheet date non-financial assets are assessed to determine whether there is an indication that the asset or the asset’s cash generating unit may be impaired. If there is such an indication the recoverable amount of the asset or asset’s cash generating unit is compared to the carrying amount.

Contingent Liabilities

Contingent Liabilities

The Company is required to make judgments about contingent liabilities including the probability of pending and potential future litigation outcomes that, by their nature, are dependent on future events that are inherently uncertain. In making its determination of possible scenarios, management considers the evaluation of outside counsel knowledgeable about each matter, as well as known outcomes in case law.

Fair Value Measurement

Fair Value Measurement

Management have assessed the categorisation of the fair value measurements using the IFRS 13 fair value hierarchy. Categorisation within the hierarchy has been determined on the basis of the lowest level of input that is significant to the fair value measurement of the relevant asset as follows;

Level 1 - valued using quoted prices in active markets for identical assets

Level 2 - valued by reference to valuation techniques using observable inputs other than quoted prices included within Level 1;

Level 3 - valued by reference to valuation techniques using inputs that are not based on observable market data.